COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) item in Thousands, ₽ in Millions	1 Months Ended
	Apr. 30, 2017 item	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Capital commitments
Capital commitment to acquire property, plant and equipment, intangible assets and related costs		₽ 43,255	₽ 29,057
Property, plant and equipment
Capital commitments
Capital commitment to acquire property, plant and equipment, intangible assets and related costs		₽ 39,055
Apple Rus LLC
Capital commitments
Number of iPhone handsets included in the purchase agreement | item	615